Segmented information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Segmented information
Number of geographical areas in which company operates | segment	1
Total assets	$ 31,889	$ 50,747	$ 73,017	$ 33,490	$ 44,298
USA
Segmented information
Total assets	207	145
Australia
Segmented information
Total assets	669	979
Canada
Segmented information
Total assets	$ 31,013	$ 49,623